Investment Strategy	Dec. 12, 2025
JNL/Loomis Sayles Global Growth Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]

Effective December 11, 2025, in the section “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Loomis Sayles Global Growth Fund, please delete the second and third paragraphs in the entirety and replace with the following:

Notwithstanding the foregoing, to determine if a security is classified as U.S. or non-U.S., Loomis, Sayles & Company, L.P., the Fund’s sub-adviser (“Sub-Adviser”) considers a variety of factors (collectively designed to assess whether an issuer is economically tied to a particular country or region), including but not limited to: the markets in which the issuer’s securities are primarily traded; the location of the issuer’s headquarters, principal offices, or operations; the country where the issuer is organized; the percentage of the issuer’s revenues or profits derived from goods produced or sold, investments made, or services performed in the relevant country; and information provided by third-party data analytics service providers.

The Fund may also invest up to 30% of its assets in emerging markets securities. The Fund considers a security to be an emerging markets security if its “country of risk” is included within the Morningstar® Emerging Markets Index℠. The Fund focuses on stocks of large capitalization companies, but the Fund may invest in companies of any size.

The Fund normally invests across a wide range of sectors and industries. The Sub-Adviser employs a growth style of equity management, which means that the Fund seeks to invest in companies with sustainable competitive advantages versus others, long-term structural growth drivers that will lead to above-average future cash flow growth, attractive cash flow returns on invested capital, and management teams focused on creating long-term value for shareholders. The Sub-Adviser also aims to invest in companies when they trade at a significant discount to the estimate of intrinsic value (i.e. companies with share prices trading significantly below what the portfolio manager believes the share price should be).

JNL/MELLON S&P 500 INDEX FUND
Prospectus [Line Items]
Strategy Narrative [Text Block]

Effective December 11, 2025, in the section “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Mellon S&P 500 Index Fund, please add the following paragraph after the fourth paragraph:

Although the Fund is diversified, the Fund may, at times, be invested in a non-diversified manner to the extent the Index is also invested in a non-diversified manner.

JNL S&P 500 Index Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]

Effective December 11, 2025, in the section “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL S&P 500 Index Fund, please add the following paragraph after the fifth paragraph:

Although the Fund is diversified, the Fund may, at times, be invested in a non-diversified manner to the extent the Index is also invested in a non-diversified manner.